24. PROVISIONS (Details Narrative) R$ in Thousands	Dec. 31, 2020 BRL (R$) Installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jun. 30, 2016 BRL (R$)
Disclosure of other provisions [line items]
Provision for contingencies	R$ 5,810,463	R$ 5,251,680	R$ 5,038,720
Contingent liabilities	R$ 31,183,505	30,881,924
Number of installment | Installment	84
Discount of statutory fines	50.00%
ANATEL [member]
Disclosure of other provisions [line items]
Provision for contingencies	R$ 1,264,000,000			R$ 145,000,000
ANATEL [member] | Non liquid claims [member]
Disclosure of other provisions [line items]
Provision for contingencies				6,100,000
ANATEL [member] | Eligible claims [member]
Disclosure of other provisions [line items]
Provision for contingencies				R$ 8,400,000
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingent liabilities	11,705,924	11,909,901
Labour [member]
Disclosure of other provisions [line items]
Provision for contingencies	1,796,620	2,051,032	1,457,181
Contingent liabilities	299,178	797,927
Tax [member]
Disclosure of other provisions [line items]
Provision for contingencies	1,225,417	1,050,948	650,083
Contingent liabilities	28,419,340	28,416,097
Tax [member] | ICMS [member]
Disclosure of other provisions [line items]
Contingent liabilities	13,464,237	13,470,008
Tax [member] | ISS [member]
Disclosure of other provisions [line items]
Contingent liabilities	2,761,531	3,286,248
Tax [member] | INSS [member]
Disclosure of other provisions [line items]
Contingent liabilities	626,090	695,249
Tax [member] | Federal taxes [member]
Disclosure of other provisions [line items]
Contingent liabilities	11,567,482	11,010,038
Civil [member]
Disclosure of other provisions [line items]
Provision for contingencies	2,788,426	2,149,700	R$ 2,931,456
Contingent liabilities	R$ 2,464,987	R$ 1,667,900